Supplementary Oil And Gas Information (Unaudited) - Future Net Cash Flows Relating to Proved Crude Oil and Natural Gas Reserves (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 692,495	$ 414,238	$ 531,752
Future production costs	(244,036)	(208,604)	(201,050)
Future development costs and asset retirement obligations	(80,374)	(76,097)	(74,603)
Future income taxes	(83,144)	(27,536)	(55,242)
Future net cash flows	284,941	102,001	200,857
10% annual discount for timing of future cash flows	(202,157)	(74,490)	(137,332)
Standardized measure of future net cash flows	82,784	27,511	63,525	$ 60,326
North America
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	679,123	404,193	515,864
Future production costs	(238,144)	(203,599)	(194,076)
Future development costs and asset retirement obligations	(77,375)	(72,935)	(70,879)
Future income taxes	(81,860)	(27,178)	(53,759)
Future net cash flows	281,744	100,481	197,150
10% annual discount for timing of future cash flows	(201,227)	(74,395)	(136,616)
Standardized measure of future net cash flows	80,517	26,086	60,534
North Sea
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	7,791	5,873	10,030
Future production costs	(4,074)	(3,259)	(4,893)
Future development costs and asset retirement obligations	(1,857)	(2,130)	(2,648)
Future income taxes	(719)	(141)	(936)
Future net cash flows	1,141	343	1,553
10% annual discount for timing of future cash flows	(142)	278	(1)
Standardized measure of future net cash flows	999	621	1,552
Offshore Africa
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	5,581	4,172	5,858
Future production costs	(1,818)	(1,746)	(2,081)
Future development costs and asset retirement obligations	(1,142)	(1,032)	(1,076)
Future income taxes	(565)	(217)	(547)
Future net cash flows	2,056	1,177	2,154
10% annual discount for timing of future cash flows	(788)	(373)	(715)
Standardized measure of future net cash flows	$ 1,268	$ 804	$ 1,439